COMPULSORY LOANS (Tables)	12 Months Ended
Dec. 31, 2020
COMPULSORY LOANS
Schedule of liabilities related to the Compulsory Loan

	12/31/2020	12/31/2019	12/31/2018
Opening balance	485,756	493,118	501,134
Ingress of funds	7,263	—	—
Provision for implementation of shares	376,433	—	—
Debt charges	39,243	(10,433)	(5,020)
Interest payment	(2,282)	(2,873)	(5,367)
Monetary adjustment	140,696	5,944	2,371
Final balance	1,047,109	485,756	493,118
Current	57,201	15,156	15,659
Non-current	989,908	470,600	477,459
Total	1,047,109	485,756	493,118